                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3352

                   (Investment Company Act File Number)

                          Federated Income Trust

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 1/31/04

            Date of Reporting Period: Fiscal Year Ended 1/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Income Trust

ANNUAL SHAREHOLDER REPORT

January 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.65	$10.42	$10.31	$ 9.73	$10.41
Income From Investment Operations:
Net investment income	0.44	0.57	0.63	0.65	0.67
Net realized and unrealized gain (loss) on investments	(0.09)	0.22	0.11	0.58	(0.68)

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.79	0.74	1.23	(0.01)

Less Distributions:
Distributions from net investment income	(0.43)	(0.56)	(0.63)	(0.65)	(0.67)

Net Asset Value, End of Period	$10.57	$10.65	$10.42	$10.31	$ 9.73

Total Return[1]	3.34%	7.81%	7.36%	13.13%	(0.13)%

Ratios to Average Net Assets:

Expenses	0.59%	0.58%	0.60%	0.58%	0.57%

Net investment income	4.12%	5.36%	6.06%	6.63%	6.57%

Expense waiver/reimbursement[2]	0.21%	0.21%	0.21%	0.21%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$545,727	$642,341	$561,581	$578,273	$656,644

Portfolio turnover	84%	268%	142%	107%	103%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.65	$10.42	$10.31	$ 9.73	$10.41
Income From Investment Operations:
Net investment income	0.41	0.54	0.61	0.63	0.65
Net realized and unrealized gain (loss) on investments	(0.08)	0.23	0.11	0.58	(0.68)

TOTAL FROM INVESTMENT OPERATIONS	0.33	0.77	0.72	1.21	(0.03)

Less Distributions:
Distributions from net investment income	(0.41)	(0.54)	(0.61)	(0.63)	(0.65)

Net Asset Value, End of Period	$10.57	$10.65	$10.42	$10.31	$ 9.73

Total Return[1]	3.13%	7.58%	7.12%	12.88%	(0.35)%

Ratios to Average Net Assets:

Expenses	0.80%	0.79%	0.81%	0.80%	0.79%

Net investment income	3.93%	5.21%	5.82%	6.41%	6.16%

Expense Waiver/reimbursement[2]	0.25%	0.25%	0.25%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,790	$66,745	$80,960	$58,302	$52,561

Portfolio turnover	84%	268%	142%	107%	103%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Management's Discussion of Fund Performance

The factors that materially affected market and fund performance, during the fiscal year, were changes in interest rates and resulting refinance activity.

U.S. Treasury yield movements were significant during the 12-month reporting period. While the ten-year Treasury yielded 4.13% at the end of the reporting period--an increase of just 0.17%--such a year-over-year measurement does not adequately convey significant intra-year yield movements. Ten-year Treasury yields fell as low as 3.11% in June 2003, before rebounding to 4.60% in September 2003, a range of nearly 150 basis points.

Mortgage rates gyrated along with Treasury yields. As 30-year mortgage rates fell to multi-decade lows, record refinance activity ensued. Mortgage refinancing negatively impacts Mortgage-Backed Securities (MBS) performance due to the more rapid return of security principal and reinvestment of prepayment proceeds at lower market yields.

Security selection positively impacted fund performance. While the risk of MBS prepayments cannot be eliminated, the fund held securities which reduced the risk of refinancing. Factors which impact prepayments include geographical considerations, loan age and loan size. Lower loan balance loans, for example, prepaid more slowly in the past year relative to larger balances. Homeowners with large balance loans stand to reap greater monthly savings by refinancing compared to lower balance loans. By considering the factors of MBS prepayments and investing accordingly, the fund was able to somewhat reduce the deleterious impact of refinancing, resulting in incrementally better performance.

For the 12-month reporting period ended January 31, 2004, the Fund's total return for the Institutional Shares was 3.34%1 and 3.13% for the Institutional Service Shares,1 compared to 3.46% for the Lehman Brothers Mortgage-Backed Securities Index (LBMBS) and 2.97% for the Lipper U.S. Mortgage Funds Average (LUSMFA).2,3

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original value. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The LBMBS is an unmanaged index composed of all fixed income securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Income Trust (Institutional Shares) (the "Fund") from January 31, 1994 to January 31, 2004, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS),1 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB),1 and the Lipper U.S. Mortgage Funds Average (LUSMFA).1,2

Average Annual Total Return for the Periods Ended 1/31/2004
1 Year	3.34%
5 Years	6.21%
10 Years	6.41%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, the LB5TB, and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average. The LBMBS and the LB5TB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

2 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Income Trust (Institutional Service Shares) (the "Fund") from January 31, 1994 to January 31, 2004, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS),1 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB),1 and the Lipper U.S. Mortgage Funds Average (LUSMFA).1,2

Average Annual Total Return for the Periods Ended 1/31/2004
1 Year	3.13%
5 Years	5.98%
10 Years	6.18%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, the LB5TB, and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average. The LBMBS and the LB5TB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

2 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Portfolio of Investments

January 31, 2004

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Federal Home Loan Mortgage Corp. REMIC--0.0%
$226,868		6.500%, 10/15/2026, REMIC (Series 2139-IO)	$1,423
1,342,470		6.500%, 7/15/2028, REMIC (Series 2070-IO)	216,809

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $790,581)	218,232

		MORTGAGE-BACKED SECURITIES--97.8%[1]
		Federal Home Loan Mortgage Corporation--41.9%
45,456,098	[2]	4.500%, 8/1/2018 - 3/1/2019	45,583,830
52,825,906	[2]	5.000%, 5/1/2018 - 11/1/2033	52,974,686
94,953,991	[2]	5.500%, 3/1/2019 -- 3/1/2034	96,763,015
4,500,000	[2]	6.000%, 3/1/2019	4,727,790
23,133,724		6.500%, 11/1/2028 - 9/1/2033	24,339,738
13,810,174		7.000%, 10/1/2007 - 12/1/2032	14,630,173
9,881,205		7.500%, 12/1/2022 - 2/1/2031	10,649,330
1,941,775		8.000%, 9/1/2014 - 11/1/2029	2,088,941
541,177		9.000%, 4/1/2009 - 2/1/2013	577,907
101,484		9.500%, 11/1/2009 - 9/1/2016	111,391
47,773		11.500%, 12/1/2014	54,297

		TOTAL	252,501,098

		Federal National Mortgage Association--44.7%
7,914,465		4.500%, 11/1/2018	7,936,705
46,800,544		5.000%, 5/1/2018 - 12/1/2033	47,215,210
33,032,059	[2]	5.500%, 3/1/2019 - 7/1/2033	34,107,630
107,458,936		6.000%, 6/1/2016 - 10/1/2033	111,736,141
47,006,356		6.500%, 12/1/2027 - 10/1/2032	49,326,825
9,290,666		7.000%, 3/1/2029 - 2/1/2032	9,856,363
2,706,625		7.500%, 3/1/2010 - 8/1/2031	2,884,248
2,182,215		8.000%, 12/1/2026	2,372,482
2,296,860		10.000%, 11/1/2009 - 3/1/2025	2,559,191
1,614,526		10.500%, 12/1/2019 - 4/1/2022	1,803,066

		TOTAL	269,797,861

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued[1]
		Government National Mortgage Association--11.2%
$29,523,533		5.500%, 10/15/2032 - 10/15/2033	$30,150,317
12,440,578		6.500%, 1/15/2032 - 5/15/2032	13,128,803
16,947,161		7.000%, 6/15/2026 - 1/15/2032	18,117,842
631,923		7.500%, 1/15/2031	678,527
2,388,030		8.000%, 11/15/2023 - 7/15/2030	2,593,776
2,877,471		8.500%, 12/15/2029 - 6/15/2030	3,127,466

		TOTAL	67,796,731

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $582,088,865)	590,095,690

		REPURCHASE AGREEMENTS--23.2%
57,000,000	[3,4]	Interest in $242,500,000 joint agreement with Deutsche Bank Securities, Inc., 1.020%, dated 1/14/2004, to be repurchased at $57,046,835 on 2/12/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2033	57,000,000
15,435,000		Interest in $2,000,000,000 joint agreement with Goldman Sachs & Co., 1.050%, dated 1/30/2004, to be repurchased as $15,436,351 on 2/2/004, collateralized by U.S. Government Agency Obligations with various maturities 1/20/2034	15,435,000
67,500,000	[3,4]	Interest in $298,000,0000 joint agreement with Morgan Stanley & Co., Inc., 1.030%, dated 1/20/2004, to be repurchased as $67,556,006 on 2/18/2004, collateralized by U.S. Government Agency Obligations with various maturities 12/15/2032	67,500,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	139,935,000

		TOTAL INVESTMENTS--121.0% (IDENTIFIED COST $722,814,446)[5]	730,248,922

		TOTAL ASSETS AND LIABILITIES -- NET--(21.0)%	(126,731,504)

		TOTAL NET ASSETS--100%	$603,517,418

1 Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.

2 All or portion of this security is subject to a dollar roll transaction.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

4 Securities held as collateral for dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $722,814,446.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004

Assets:
Investments in securities	$590,313,922
Investments in repurchase agreements	139,935,000

Total investments in securities, at value (identified cost $722,814,446)		$730,248,922
Cash		141
Income receivable		2,287,108
Receivable for shares sold		427,480

TOTAL ASSETS		732,963,651

Liabilities:
Payable for shares redeemed	944,380
Income distribution payable	1,258,807
Payable for dollar roll transactions	127,198,173
Payable for portfolio accounting fees (Note 5)	9,535
Payable for shareholder services fee (Note 5)	31,127
Accrued expenses	4,211

TOTAL LIABILITIES		129,446,233

Net assets for 57,102,654 shares outstanding		$603,517,418

Net Assets Consist of:
Paid-in capital		$619,686,617
Net unrealized appreciation of investments		7,434,476
Accumulated net realized loss on investments		(23,807,373)
Undistributed net investment income		203,698

TOTAL NET ASSETS		$603,517,418

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$545,727,484 ÷ 51,634,612 shares outstanding		$10.57

Institutional Service Shares:
$57,789,934 ÷ 5,468,042 shares outstanding		$10.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2004

Investment Income:
Interest (net of dollar roll expense of $4,611,596)			$31,946,576
Dividends (received from affiliated issuers) (Note 5)			217,546

TOTAL INCOME			32,164,122

Expenses:
Investment adviser fee (Note 5)		$2,727,749
Administrative personnel and services fee (Note 5)		520,248
Custodian fees		46,654
Transfer and dividend disbursing agent fees and expenses (Note 5)		246,980
Directors'/Trustees' fees		14,076
Auditing fees		17,452
Legal fees		4,903
Portfolio accounting fees (Note 5)		123,668
Distribution services fee--Institutional Service Shares (Note 5)		160,174
Shareholder services fee--Institutional Shares (Note 5)		1,544,669
Shareholder services fee--Institutional Service Shares (Note 5)		160,174
Share registration costs		61,586
Printing and postage		31,855
Insurance premiums		2,705
Miscellaneous		16,140

TOTAL EXPENSES		5,679,033

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(33,673)
Waiver of administrative personnel and services fee	(5,850)
Waiver of distribution services fee--Institutional Service Shares	(160,174)
Waiver of shareholder services fee--Institutional Shares	(1,297,522)

TOTAL WAIVERS AND REIMBURSEMENT		(1,497,219)

Net expenses			4,181,814

Net investment income			27,982,308

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,952,073
Net change in unrealized appreciation of investments			(10,883,815)

Net realized and unrealized loss on investments			(6,931,742)

Change in net assets resulting from operations			$21,050,566

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,982,308	$36,070,907
Net realized gain on investments	3,952,073	7,266,692
Net change in unrealized appreciation/depreciation of investments	(10,883,815)	6,868,342

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,050,566	50,205,941

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(24,962,766)	(31,885,283)
Institutional Service Shares	(2,456,940)	(4,075,179)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,419,706)	(35,960,462)

Share Transactions:
Proceeds from sale of shares	200,379,970	272,744,749
Net asset value of shares issued to shareholders in payment of distributions declared	12,385,896	13,528,625
Cost of shares redeemed	(311,966,454)	(233,972,796)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,200,588)	52,300,578

Change in net assets	(105,569,728)	66,546,057

Net Assets:
Beginning of period	709,087,146	642,541,089

End of period (including undistributed (distributions in excess of) net investment income of $203,698 and $(358,904), respectively)	$603,517,418	$709,087,146

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Year Ended January 31, 2004

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$21,050,566

Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(2,875,505,496)
Paydown on investments securities	231,172,395
Realized loss on paydowns	4,413,873
Proceeds from sale of investment securities	2,745,877,008
Net purchases of short-term investment securities	84,964,915
Decrease in income receivable	400,682
Increase in accrued expenses	31,730
Decrease in receivable for investments sold	51,810,938
Decrease in payable for investments purchased	(66,800,924)
Net realized gain on investments	(3,952,073)
Net amortization/accretion of premium/discount	(181,683)
Net unrealized depreciation on investments	10,883,815

NET CASH PROVIDED BY OPERATING ACTIVITIES	204,165,746

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	(78,487,897)
Proceeds from sale of shares	200,939,575
Cash distributions paid	(15,134,783)
Payment of shares redeemed	(311,482,500)

NET CASH USED IN FINANCING ACTIVITIES	(204,165,605)

NET CHANGE IN CASH	141

Cash:
Beginning of period	--

End of period	$141

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $12,385,896.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004

1. ORGANIZATION

Federated Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended January 31, 2004 was as follows:

Maximum amount outstanding during the period	$241,438,901

Average amount outstanding during the period[1]	$190,545,655

Average shares outstanding during the period	64,530,953

Average debt per share outstanding during the period	$ 2.95

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the year ended January 31, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,022,070	$159,069,806	21,994,023	$232,776,366
Shares issued to shareholders in payment of distributions declared	1,008,508	10,652,087	1,065,647	11,259,363
Shares redeemed	(24,713,576)	(260,521,058)	(16,625,433)	(175,594,896)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,682,998)	$(90,799,165)	6,434,237	$68,440,833

Year Ended January 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,908,957	$41,310,164	3,792,428	$39,968,383
Shares issued to shareholders in payment of distributions declared	164,114	1,733,809	214,802	2,269,262
Shares redeemed	(4,872,831)	(51,445,396)	(5,507,516)	(58,377,900)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(799,760)	$(8,401,423)	(1,500,286)	$(16,140,255)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,482,758)	$(99,200,588)	4,933,951	$52,300,578

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income[1]	$27,419,706	$35,960,462

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 1,462,505

Net unrealized appreciation	$ 7,434,476

Capital loss carryforward	$23,208,597

At January 31, 2004, the cost of investments for federal tax purposes was $722,814,446. The net unrealized appreciation of investments for federal tax purposes was $7,434,476. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,057,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,622,725.

At January 31, 2004, the Fund had a capital loss carryforward of $23,208,597, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 110,617

2008	$11,672,107

2009	$11,425,873

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2004, for federal income tax purposes, post October losses of $598,776 were deferred to February 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $217,546 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended January 31, 2004, the fees paid to FAS and FServ were $120,476 and $393,922, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Funds Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $113,864, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust (the "Fund") as of January 31, 2004, and the related statement of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 12, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1981

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1981

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003

Todd A. Abraham has been the Fund's Portfolio Manager since September 2000. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314199100
Cusip 314199209

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

30081 (3/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

 (a)        Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $17,976

                  Fiscal year ended 2003 - $17,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $311

                  Fiscal year ended 2003 - $603

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $16,492 and $0 respectively.  Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $205,000 and $0 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most
            recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $28,088 and $38,999 respectively.

      Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  satement as to whether,  in their view,  the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $404,804

            Fiscal year ended 2003 - $221,610

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                   (insert name and title)

Date        March 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        March 26, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        March 26, 2004